Description of Business and Significant Accounting Policies Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 481	$ (191)	$ 270
Deferred income taxes	144	(130)	(32)
Pension and indemnity plans	(994)	452	(69)
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	146	52	137
Deferred income taxes	(37)	(13)	(48)
Pension and indemnity plans	(478)	92	80
Scenario, Adjusted [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	481	(191)	270
Deferred income taxes	144	(130)	(32)
Pension and indemnity plans	$ (994)	$ 452	$ (69)